ACQUISITION AND DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Dec. 24, 2019 USD ($)	Dec. 24, 2019 CNY (¥)	Aug. 20, 2019 USD ($)	Aug. 20, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 24, 2019 CNY (¥)	Aug. 20, 2019 CNY (¥)
Beijing Shuhai Data Technology Co., Ltd ("BJ Shuhai")
Net assets acquired:
Operating permits (Note 9)					$ 14,419		¥ 100,380
Cash and cash equivalents					8		59
Other current assets					1,383		9,625
Right-of-use assets					18,664		129,937
Other current liabilities					(2,401)		(16,714)
Lease liabilities					(18,664)		(129,937)
Deferred tax liabilities					(3,605)		¥ (25,095)
Total consideration in cash					$ 9,804	¥ 68,255
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Net assets acquired:
Cash and cash equivalents			$ 9,705						¥ 67,563
Property and Land use right			21,672						150,880
Construction-in-progress			67						465
Other current assets			191,521						1,333,329
Other current liabilities			(172,929)						(1,203,894)
Deferred tax liabilities			(4,754)						¥ (33,096)
Total consideration in cash			$ 45,282	¥ 315,247
Nantong Chenghong Cloud Computing Co., Ltd. ("NT Chenghong")
Net assets acquired:
Cash and cash equivalents	$ 18							¥ 129
Construction-in-progress	22,763							158,471
Equipment	2							13
Other current assets	1,701							11,840
Other current liabilities	(12,760)							(88,830)
Deferred tax liabilities	(233)							¥ (1,623)
Total consideration in cash	$ 11,491	¥ 80,000